Aberdeen Select International Equity Fund II
Aberdeen Select International Equity Fund II
Objective
The investment objective of the Aberdeen Select International Equity Fund II is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Annual Fund Operating Expenses Aberdeen Select International Equity Fund II		Class A	Class I
Management Fees	[1]	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.19%	0.13%
Total Annual Fund Operating Expenses	[2]	1.34%	1.03%
[1]	Restated to reflect current fees. Effective April 18, 2012, the advisory fee for the Fund is reduced to 0.90% of the first $5.0 billion in average daily net assets, 0.88% on next $2.5 billion in average daily net assets, and 0.85% on daily net assets over $7.5 billion.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that the Acquired Fund Fees and Expenses are included in the table above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Select International Equity Fund II (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	136	425	734	1,613
Class I	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

For purposes of the 80% policy, the Fund invests in equity securities issued by companies that are located in, or that derive their highest concentration of their earnings or revenues from, a number of countries around the world other than the U.S. Some of these countries may be considered emerging market countries. Equity securities include but are not limited to, common stock, preferred stock and depositary receipts.

The Fund invests up to 35% of its net assets in emerging market securities. The Adviser may manage the Fund close to its limit in emerging markets. As of October 31, 2012, the Fund had 13.93% of its net assets invested in emerging market securities. Please go to http://www.aberdeen-asset.us/doc.nsf/Lit/FactsheetUSOpenSelectInternationalEquityII for a more current percentage of the Fund invested in emerging market securities.

The Fund ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

The Fund invests in companies that the Adviser considers to be midcap and larger companies, which the Adviser currently views to be companies that generally have a market capitalization greater than $2.5 billion as determined at the time of purchase.

The Fund’s investment team employs a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and they evaluate other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe. The investment team may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

Principal Risks

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

• Stock Market Risk: The Fund may invest in equity securities that lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund may generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Medium-Sized Company Risk: Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, medium-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of larger companies.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

Effective May 22, 2013, Aberdeen Asset Management Inc. and Aberdeen Asset Managers Limited were appointed as investment adviser and subadviser, respectively, to the Fund. The returns for the Fund prior to May 22, 2013 reflect the performance of a portfolio management team from Artio Global Management LLC, the previous investment adviser.

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.aberdeen-asset.us/SelectInternationalII.

Calendar Year Total Returns for Class A Shares International Equity Fund II - Class A

Highest quarterly return: 21.94% (for the quarter ended June 30, 2009) Lowest quarterly return: -24.29% (for the quarter ended September 30, 2011)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Aberdeen Select International Equity Fund II	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	16.46%	(6.24%)	3.25%	May 04, 2005
Class I	16.81%	(5.99%)	3.54%	May 04, 2005
After Taxes on Distributions Class A	16.45%	(6.65%)	2.91%
After Taxes on Distributions and Sale of Fund Shares Class A	11.60%	(5.24%)	2.80%
MSCI All Country World ex-U.S. Index	16.83%	(2.89%)	5.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.